Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Revenue from Contracts with Customers by Timing of Revenue		12 Months Ended
	Oct. 11, 2022 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Disaggregation of Revenue [Line Items]
Revenues		$ 8,689,749	$ 1,109,689	$ 4,421,208	$ 4,055,406
Revenue recognized at point in time [Member]
Disaggregation of Revenue [Line Items]
Revenues		7,635,082	975,007	4,106,208	3,915,406
Revenue recognized over-time [Member]
Disaggregation of Revenue [Line Items]
Revenues		$ 1,054,667	$ 134,682	$ 315,000	$ 140,000